Retirement Plans and Postretirement Costs (Details 8) $ in Thousands	Jun. 28, 2015 USD ($)
Pension and SERP Benefits
Expected future benefit payments
2016	$ 5,033
2017	5,042
2018	5,292
2019	5,540
2020	5,857
2021-2025	31,164
Postretirement Benefits
Expected future benefit payments
2016	522
2017	432
2018	361
2019	277
2020	202
2021-2025	$ 514